UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/14/13
       -------------------------    ---------------------------     ---------

Note: The information provided herein with respect to warrants is based on (i) the number of warrants held by the Reporting Manager as of March 31, 2013 and
(ii) the price of such warrants as reported by Bloomberg as of March 31, 2013.




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:        $19,267,411
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- --------- ------------- ----------------------- ---------- -------- ----------------------
                                                        VALUE        SHRS OR     SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)       PRN AMT     PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- -------------- --------- ------------- -------------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC    COM NEW        026874784       285,079      7,343,600 SH       SOLE                 7,343,600      0    0
B/E AEROSPACE INC          COM            073302101       286,853      4,758,675 SH       SOLE                 4,758,675      0    0
CANADIAN PAC RY LTD        COM            13645T100        46,512        356,494 SH       SOLE                   356,494      0    0
CAPITAL ONE FINL CORP      COM            14040H105       279,103      5,079,222 SH       SOLE                 5,079,222      0    0
CHARTER COMMUNICATIONS     CL A NEW       16117M305       476,851      4,577,187 SH       SOLE                 4,577,187      0    0
INC D
CHINA LODGING GROUP LTD    SPONSORED ADR  16949N109        18,349      1,114,743 SH       SOLE                 1,114,743      0    0
CME GROUP INC              COM            12572Q105       217,487      3,541,560 SH       SOLE                 3,541,560      0    0
CME GROUP INC              COM            12572Q105       122,820      2,000,000 SH  CALL SOLE                 2,000,000      0    0
COGNIZANT TECHNOLOGY       CL A           192446102       663,827      8,663,768 SH       SOLE                 8,663,768      0    0
SOLUTIO
COLFAX CORP                COM            194014106       161,418      3,468,370 SH       SOLE                 3,468,370      0    0
DAVITA HEALTHCARE          COM            23918K108       235,935      1,989,505 SH       SOLE                 1,989,505      0    0
PARTNERS I
DOLLAR GEN CORP NEW        COM            256677105       720,451     14,243,793 SH       SOLE                14,243,793      0    0
DOLLAR TREE INC            COM            256746108       581,496     12,006,929 SH       SOLE                12,006,929      0    0
EBAY INC                   COM            278642103       528,139      9,740,666 SH       SOLE                 9,740,666      0    0
EQUINIX INC                COM NEW        29444U502       496,108      2,293,503 SH       SOLE                 2,293,503      0    0
GOOGLE INC                 CL A           38259P508     1,110,685      1,398,517 SH       SOLE                 1,398,517      0    0
GRIFOLS S A                SP ADR REP B   398438408       125,451      4,433,955 SH       SOLE                 4,433,955      0    0
                           NVT
BLOCK H & R INC            COM            093671105       198,730      6,754,940 SH       SOLE                 6,754,940      0    0
BLOCK H & R INC            COM            093671105         4,413        150,000 SH  CALL SOLE                   150,000      0    0
HUNT J B TRANS SVCS INC    COM            445658107       232,744      3,124,920 SH       SOLE                 3,124,920      0    0
INTUITIVE SURGICAL INC     COM NEW        46120E602       436,511        888,681 SH       SOLE                   888,681      0    0
ISOFTSTONE HLDGS LTD       SPONSORED ADS  46489B108        25,691      5,253,739 SH       SOLE                 5,253,739      0    0
KINDER MORGAN INC DEL      COM            49456B101       534,470     13,817,738 SH       SOLE                13,817,738      0    0
KINDER MORGAN INC DEL      *W EXP         49456B119       318,598     61,984,084 SH       SOLE                61,984,084      0    0
                           05/25/201
LIBERTY MEDIA CORP         CL A           531229102       214,153      1,918,415 SH       SOLE                 1,918,415      0    0
DELAWARE
LULULEMON ATHLETICA INC    COM            550021109       335,118      5,375,131 SH       SOLE                 5,375,131      0    0
MEAD JOHNSON NUTRITION CO  COM            582839106       544,224      7,026,776 SH       SOLE                 7,026,776      0    0
MICHAEL KORS HLDGS LTD     SHS            G60754101       458,582      8,075,051 SH       SOLE                 8,075,051      0    0
MONSANTO CO NEW            COM            61166W101       703,765      6,662,550 SH       SOLE                 6,662,550      0    0
NEWS CORP                  CL A           65248E104       673,549     22,076,325 SH       SOLE                22,076,325      0    0
OCEANEERING INTL INC       COM            675232102       240,793      3,625,861 SH       SOLE                 3,625,861      0    0
O REILLY AUTOMOTIVE INC    COM            67103H107       213,666      2,085,784 SH       SOLE                 2,085,784      0    0
NEW
PACTERA TECHNOLOGY INTL    SPONSORED ADR  695255109        48,906      7,617,690 SH       SOLE                 7,617,690      0    0
LTD
RALPH LAUREN CORP          CL A           751212101       534,438      3,156,566 SH       SOLE                 3,156,566      0    0
PRICELINE COM INC          COM NEW        741503403     1,218,190      1,770,208 SH       SOLE                 1,770,208      0    0
QUALCOMM INC               COM            747525103        38,491        575,000 SH  CALL SOLE                   575,000      0    0
QUAD / GRAPHICS INC        COM CL A       747301109         3,823        159,700 SH  PUT  SOLE                   159,700      0    0
QUALCOMM INC               COM            747525103       555,578      8,299,637 SH       SOLE                 8,299,637      0    0
RACKSPACE HOSTING INC      COM            750086100        10,096        200,000 SH  PUT  SOLE                   200,000      0    0
REALOGY HLDGS CORP         COM            75605Y106       118,608      2,428,511 SH       SOLE                 2,428,511      0    0
SALLY BEAUTY HLDGS INC     COM            79546E104       181,447      6,175,857 SH       SOLE                 6,175,857      0    0
SEMGROUP CORP              CL A           81663A105       202,035      3,906,318 SH       SOLE                 3,906,318      0    0
SEARS HLDGS CORP           COM            812350106        63,637      1,273,500 SH  PUT  SOLE                 1,273,500      0    0
GAP INC DEL                COM            364760108       713,488     20,155,033 SH       SOLE                20,155,033      0    0
DISNEY WALT CO             COM DISNEY     254687106       224,387      3,950,480 SH       SOLE                 3,950,480      0    0
THERMO FISHER SCIENTIFIC   COM            883556102       217,774      2,847,088 SH       SOLE                 2,847,088      0    0
INC
TRANSDIGM GROUP INC        COM            893641100       390,896      2,556,210 SH       SOLE                 2,556,210      0    0
TRIPADVISOR INC            COM            896945201       341,479      6,501,886 SH       SOLE                 6,501,886      0    0
TESLA MTRS INC             COM            88160R101        66,611      1,758,000 SH  PUT  SOLE                 1,758,000      0    0
ULTA SALON COSMETCS &      COM            90384S303       488,548      6,009,943 SH       SOLE                 6,009,943      0    0
FRAG I
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

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- --------- ------------- ----------------------- ---------- -------- ----------------------
                                                        VALUE        SHRS OR     SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)       PRN AMT     PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- -------------- --------- ------------- -------------- --- ---- ---------- -------- ---------- ------ ----
VALEANT PHARMACEUTICALS    COM            91911K102       368,535      4,912,495 SH       SOLE                 4,912,495      0    0
INTL
VERISIGN INC               COM            92343E102       562,509     11,899,922 SH       SOLE                11,899,922      0    0
VIRGIN MEDIA INC           COM            92769L101       277,161      5,659,808 SH       SOLE                 5,659,808      0    0
VISA INC                   COM CL A       92826C839       332,689      1,958,840 SH       SOLE                 1,958,840      0    0
GRACE W R & CO DEL NEW     COM            38388F108       115,791      1,493,884 SH       SOLE                 1,493,884      0    0
WABCO HLDGS INC            COM            92927K102       243,104      3,443,881 SH       SOLE                 3,443,881      0    0
WORKDAY INC                CL A           98138H101        60,428        980,494 SH       SOLE                   980,494      0    0
WYNDHAM WORLDWIDE CORP     COM            98310W108       357,718      5,547,737 SH       SOLE                 5,547,737      0    0
YANDEX N V                 SHS CLASS A    N97284108        39,475      1,705,900 SH       SOLE                 1,705,900      0    0

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